NON-CONTROLLING INTERESTS - Schedule of Perpetual Subordinated Notes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Interest expense on borrowings	$ 624	$ 489	$ 1,233	$ 965
4.63% Perpetual Subordinated Notes
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	14		14
Interest rate (%)	4.63%		4.63%
Earliest permitted redemption date			April, 2026
Interest expense on borrowings			$ 8	8
Non-controlling interests	$ 340		$ 340		$ 340
4.88% Perpetual Subordinated Notes
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10.4		10.4
Interest rate (%)	4.88%		4.88%
Earliest permitted redemption date			December, 2026
Interest expense on borrowings			$ 6	6
Non-controlling interests	$ 252		$ 252		252
7.25% Perpetual Subordinated Notes
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6		6
Interest rate (%)	7.25%		7.25%
Earliest permitted redemption date			March, 2029
Interest expense on borrowings			$ 6	3
Non-controlling interests	$ 145		$ 145		145
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30.40		30.40
Interest expense on borrowings			$ 20	$ 17
Non-controlling interests	$ 737		$ 737		$ 737